NVEST BALANCED FUND

                      (FORMERLY NEW ENGLAND BALANCED FUND)

    Supplement Dated February 28, 2000 to Nvest Stock Funds Class A, B, and C Prospectus and Nvest Stock and Star Funds Class Y Prospectus each dated May 3,
                       1999 (as revised February 1, 2000)

On February 25, 2000, the Board of Trustees (the "Board") of Nvest Funds Trust I (the "Trust") approved changes to the investment strategies for Nvest Balanced Fund (the "Fund") to add a growth-style component to the equity portfolio of the Fund. The Fund's current strategy to invest approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities remains unchanged. However, beginning March 1, 2000, the Fund will liquidate a portion of its existing value-based equity portfolio in order to purchase securities that are considered by the Fund's adviser to have growth characteristics. Thereafter, net cash flow determined to be invested in equity securities will be allocated on a daily basis equally to the growth component and the value component of the Fund's equity portfolio, unless Nvest Management, L.P. determines, subject to Board review, that a different allocation is necessary. Although it is expected that the allocation will be made equally, because the assets of each component of the equity portfolio will perform differently depending upon the investments held and changing market conditions, the assets attributable to one component may be larger or smaller than the other at various times.

Investment strategies and investment risks for the Fund's fixed-income portfolio and value component of the equity portfolio remain unchanged. Additions to these sections for the Fund's growth component are set forth below.

Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

* Large to mid-market capitalization
* Superior earnings growth potential
* Leading  position  within  industry
* Undervalued  relative to future  growth prospects

* Loomis Sayles selects stocks from a universe of approximately 500 companies, primarily those with a large to mid-market capitalization (currently in excess of $5 billion). It then uses fundamental analysis to identify companies with leading market positions. Valuation analysis follows to find undervalued companies with positive growth catalysts. Portfolio construction then balances opportunities with risks to produce a portfolio of about 50 stocks.

The Fund may also invest in Rule 144A securities and emerging market securities. Rule 144A securities may be more illiquid than other equity securities. Investments in emerging market securities may be subject to the risks of foreign securities to a greater extent than those in more developed markets.

GROWTH INVESTING: Growth stocks may react differently to issuer, political, market, and economic developments than other types of stocks and the market as a whole. Growth stocks tend to be more expensive relative to their underlying earnings or assets compared to other types of stocks and as a result, tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

The Loomis Sayles Large Cap Growth Team will be managing the growth component of the Fund's equity portfolio. Accordingly, in the section entitled "Meet the Fund's Portfolio Managers," the following text is added.

MARK B. BARIBEAU

Mark B. Baribeau has managed the growth component of the equity portion of BALANCED FUND since March 2000. Mr. Baribeau, Vice President of Loomis Sayles, joined the company in 1989. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Baribeau, a Chartered Financial Analyst, received an M.A. from University of Maryland, a B.A. from University of Vermont and has 14 years of investment experience.

PAMELA N. CZEKANSKI

Pamela N. Czekanski has managed the growth component of the equity portion of BALANCED FUND since March 2000. Ms. Czekanski, Vice President of Loomis Sayles, joined the company in 1995. She also serves as a portfolio manager of Loomis Sayles Growth Fund. Ms. Czekanski, a Chartered Financial Analyst, received a B.A. from Middlebury College and has 16 years of investment experience.
                                                                     SP96-0300R

RICHARD D. SKAGGS

Richard D. Skaggs has managed the growth component of the equity portion of BALANCED FUND since March 2000. Mr. Skaggs, Vice President of Loomis Sayles, joined the company in 1994. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Skaggs, a Chartered Financial Analyst, received a M.S.M. and a B.S. from Oakland University and has 13 years of investment experience.

                             NVEST STAR VALUE FUND
            (FORMERLY, NVEST VALUE FUND AND NEW ENGLAND VALUE FUND)

    Supplement dated February 28, 2000 to Nvest Stock Funds Class A, B and C Prospectus and Nvest Stock and Star Funds Class Y Prospectus each dated May 3,
                       1999 (as revised February 1, 2000)

Effective February 28, 2000, the name of Nvest Value Fund changed to "Nvest Star Value Fund" (the "Fund"). This change reflects the decision by the Fund's Board of Trustees (the "Trustees") of Nvest Funds Trust I (the "Trust") to adopt a multi-segment fund structure, also known as the "Star" concept.

Prior to February 28, 2000, Loomis, Sayles & Company, L.P. ("Loomis Sayles") acted as subadviser to the Fund under a subadvisory agreement dated August 30, 1996, as amended May 1, 1998 (the "Previous Subadvisory Agreement"). On February 25, 2000, the Trustees voted to terminate the Previous Subadvisory Agreement between Loomis Sayles and Nvest Funds Management, L.P., the Fund's adviser ("Nvest Management"), effective at the close of business on February 25, 2000. At the same time, the Trustees approved four new interim subadvisory agreements (the "Interim Agreements") relating to segments of the Fund between Nvest Management and each of Loomis Sayles, Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson"), Harris Associates L.P. ("Harris Associates") and Westpeak Investment Advisors, L.P. ("Westpeak"), respectively. The Interim Agreements are effective on February 28, 2000 and will continue for a period of 150 days or until shareholders of the Fund approve new subadvisory agreements between Nvest Management and each of Loomis Sayles, Vaughan Nelson, Harris Associates and Westpeak (the "Subadvisers"), whichever is less. Under the Interim Agreements, the Subadvisers to the segments of the Fund succeed Loomis Sayles as subadviser to the Fund and are responsible for the day-to-day management of each respective Fund segment's investment operations subject to the oversight of Nvest Management. A special shareholder meeting will be held in late April to vote on the approval of the four final subadvisory agreements each relating to a segment of the Fund between Nvest Management and Loomis Sayles, Vaughan Nelson, Harris Associates and Westpeak, respectively, which were also approved by the Trustees on February 25, 2000 (the "Final Subadvisory Agreements"). The Final Subadvisory Agreements would replace the Interim Agreements upon shareholder approval. A notice of special shareholder meeting and a proxy statement will be sent to shareholders in early March. In the event that the Fund's shareholders do not approve any of the Final Subadvisory Agreements, shareholders will be notified and the Trustees will consider alternative arrangements for the management of the Fund segment's investment portfolios.

The total investment advisory fee to be paid by the Fund remains the same. The changes between the Prior Subadvisory Agreement and the Interim and Final Subadvisory Agreements relate to the allocation of the total investment advisory fee between Nvest Management and a Subadviser. Whereas under the Previous Subadvisory Agreement, the Fund paid to Loomis Sayles, the Fund's sole subadviser, a subadvisory fee rate equal to the annual rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets, and 0.300% of the Fund's average daily net assets in excess of $500 million, under the respective Interim and Final Subadvisory Agreements, the Fund pays:

* to Loomis Sayles a subadvisory fee equal to the annual rate of 0.535% of the first $200 million of its Fund segment's average daily net assets, 0.350% of the next $300 million of its Fund segment's average daily net assets and 0.300% of its Fund segment's average daily net assets in excess of $500 million;

* to Vaughan Nelson a subadvisory fee equal to the annual rate of 0.500% of the first $25 million of its Fund segment's average daily net assets, 0.400% of the next $175 million of its Fund segment's average daily net assets, 0.325% of the next $300 million of its Fund segment's average daily net assets and 0.275% of its Fund segment's average daily net assets in excess of $500 million;

* to Harris Associates a subadvisory fee equal to the annual rate of 0.500% of the first $100 million of its Fund segment's average daily net assets and 0.450% of its Fund segment's average daily net assets in excess of $100 million; and

* to Westpeak a subadvisory fee equal to the annual rate of 0.50% of the first $25 million of its Fund segment's average daily net assets, 0.40% of the next $75 million of its Fund segment's average daily net assets, 0.35% of the next $100 million of its Fund segment's average daily net assets and 0.30% of its Fund segment's average daily net assets in excess of $200 million.

In connection with the transition to the multi-segment fund structure, it is expected that the Fund will incur higher custody and other related expenses. As a direct result, the Funds expense ratio will increase by approximately 0.07% to 0.10%.
                                                                     SP95-0300

In connection with these changes, the section entitled "Investment Strategies" has been revised as follows to reflect the various strategies that may be used by the Subadvisers.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of mid-and large capitalization companies of various industries. The companies in which the Fund invests are value-oriented according to one or more of the following measures: price-to-earnings ratio, return-on-equity, dividend yield, price-to-book value ratio, or price-to-sales ratio. Nvest Management allocates capital invested in the Fund equally among Loomis Sayles, Vaughan Nelson, Harris Associates, and Westpeak (each a "Subadviser and collectively the "Subadvisers"). Each Subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in common stock of mid- and large capitalization companies of various industries, it may also:

* Hold securities of foreign issuers traded over the counter or on foreign exchanges, and

* Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

The section entitled "Investment Risks" is now entitled "Principal Investment Risks of the Star Value Fund" and has been changed as follows:

EQUITY  SECURITIES:  Subject to market risks. This means that you may lose money
on  your  investment  due  to  unpredictable   drops  in  value  or  periods  of
below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations; and may have higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

The following subsection entitled "Star Value - Fund More On Investment Strategies" has been added to the end of the section called "Goals, Strategies & Risks":

LOOMIS SAYLES

In managing its segment of the Fund, Loomis Sayles will use fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have each of these attributes:

* Low  price-to-earnings  ratios  based on  earnings  estimates;
* Competitive return-on-equity;
* Competitive current and estimated dividend yield; and
* High five-year estimated earnings growth.

In selecting investments for its Fund segment, Loomis Sayles will employ the following strategy:

* It will start with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

* Stocks will then be ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

* Stocks that rank in the top third of the valuation model will become prime candidates for purchase and receive a more intensive fundamental research effort.

* Its segment's portfolio will be constructed by choosing approximately 60 to 70 stocks that Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

* The portfolio construction process will also attempt to minimize risk through careful evaluation of diversification and other risk factors.

* Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

VAUGHAN NELSON

In managing its segment of the Fund, Vaughan Nelson will use rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have each of these attributes:

* Low  price-to-sales  relative to market;
* Low  price-to-earnings  relative to market;
* High yield relative to market;  and
* Low  price-to-book  relative to market.

In selecting investments for its segment of the Fund, Vaughan Nelson will employ the following strategy:

* It will use a value-driven investment philosophy that selects stocks selling at a relatively low value based on the four aforementioned criteria. It will select companies that Vaughan Nelson believes are out-of-favor or misunderstood.

* Vaughan Nelson will start with an investment universe of 5,000 securities. It will then use value-driven screens to create a research universe of 300 to 400 companies with market capitalizations of at least $2 billion.

* It will then use fundamental analysis to build a portfolio of 50 to 60 securities consisting of what it believes to be quality companies. This fundamental analysis will focus on the strength of a company's balance sheet, cash flow growth, dividend coverage and management.

* Vaughan Nelson will generally sell a stock when its relative valuation reverts to its historical average, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

HARRIS ASSOCIATES

The segment of the Fund managed by Harris Associates will invest primarily in common stock of mid- and large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's true business value. Harris Associates value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk.

In making investment decisions for constructing a concentrated portfolio, Harris Associates will generally employ the following:

* It will use a fundamental bottom-up investment approach, which means that it will focus on individual companies rather than macroeconomic factors or specific industries. Each company will be analyzed on a case-by-case basis to select those which meet Harris Associates standards of quality and value.

* Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

*    Investments  are   continuously   monitored  for  changes  in  a  company's
     fundamentals by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it sells for a price below 60% of its true business worth, and will generally sell a stock when it approaches 90% of its true business worth.

WESTPEAK

In managing its segment of the Fund, Westpeak will construct a portfolio of recognizable, large and mid capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, their focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio will emphasize the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Using proprietary quantitative research based on economic, market and company-specific information, Westpeak will analyze each stock and rank it based on characteristics such as:

* Earnings-to-price  ratios;
* Earnings  growth  rates;
* Positive  earnings surprises;
* Book-to-price ratios; and
* Dividend yield.

In selecting investments for its segment of the Fund, Westpeak will employ the following process:

* It will start with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and will eliminate stocks of companies below a $1.6 billion market capitalization threshold. This will create an overall universe of about 1,000 stocks.

* Next, it will screen these stocks using fundamental growth and value criteria and will calculate a "fundamental rank" for each stock. This rank will reflect a historical analysis of the company using approximately 70 growth, value and industry characteristics.

* All of the stocks will then be screened using Wall Street analysts' historical and projected earnings estimates for the company and each will be assigned an "expectations rank." This rank will account for the companys recent and historical earnings revisions and the potential for future "positive earnings surprises"(whether its business has the potential to improve in the near future).

* The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

* The final step is the use of computer technology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectations ranks and risk characteristics.

The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The following descriptions revise existing text for a subadviser or is added to the subsections entitled "Subadvisers" in the Nvest Stock Funds Class A, B and C Prospectus and "Subadvisers of the Star Funds" in Nvest Stock and Star Funds Class Y Prospectus:

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to Nvest Balanced Fund, Nvest International Equity Fund and segments of Nvest Star Advisers Fund, Nvest Star Small Cap Fund and Nvest Star Value Fund. Founded in 1926, Loomis Sayles is one of Americas oldest investment advisory firms and had $68 billion in assets under management as of December 31, 1999. Loomis Sayles, a subsidiary of Nvest Companies, is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to Nvest Growth and Income Fund, Nvest Capital Growth Fund and a segment of the Nvest Star Value Fund. Westpeak is a subsidiary of Nvest
Companies. Founded in 1991, Westpeak has approximately $10 billion in assets under management as of December 31, 1999.

HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinios 60602, serves as subadviser to segments of Nvest Star Advisers, Nvest Star Worldwide, Nvest Star Small Cap and Nvest Star Value Funds. Harris Associates, a subsidiary of Nvest Companies, manages over $12.6 billion in assets as of December 31, 1999, and together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

VAUGHAN NELSON, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of Nvest Star Value Fund. Vaughan Nelson is a subsidiary of Nvest Companies. Originally incorporated in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 1999, Vaughan Nelson had approximately $4.4 billion in assets under management.

The following text has been revised in the subsection entitled "Meet the Funds' Portfolio Managers" within the section entitled "Management Team":

GERALD H. SCRIVER

Gerald Scriver has managed Nvest Growth and Income Fund since May 1995, Nvest Capital Growth Fund since February 1998 and the Westpeak segment of Nvest Star Value Fund since February 28, 2000. Mr. Scriver founded Westpeak Investment Advisors in 1991 and is its President and Chief Executive Officer. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

LAURIANN KLOPPENBURG

Lauriann Kloppenburg has co-managed Nvest Star Value Fund since August 1998 and the Loomis Sayles segment of Nvest Star Value Fund since February 28, 2000. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A. from Wellesley College and has over 16 years of investment experience.

JEFFREY W. WARDLOW

Jeffrey Wardlow has co-managed Nvest Star Value Fund since August 1998, the equity portion of Nvest Balanced Fund since August 1998 and the Loomis Sayles segment of Nvest Star Value Fund since February 28, 2000. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst and Chartered Investment Counselor, received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

The following text has been added to the subsection entitled "Meet the Funds' Portfolio Managers":

JEAN MALO

Jean Malo has co-managed Nvest Equity Income Fund since June 1999 and the Vaughan Nelson segment of Nvest Star Value Fund since February 28, 2000. Mr. Malo is Principal and Chief Investment Officer of Vaughan Nelson joining the company in 1997. Previously, he was a Senior Vice President at Daniel Breen & Co., which was merged into Vaughan Nelson in 1997. Mr. Malo joined Daniel Breen & Co. in 1989. Mr. Malo, a Chartered Financial Analyst, received an M.B.A. from EESEC, Paris France and has 22 years of investment management and research experience.

MARGARET M. BUESCHER

Margaret Buescher has co-managed Nvest Equity Income Fund since June 1999 and the Vaughan Nelson segment of Nvest Star Value Fund since February 28, 2000. Ms. Buescher, Principal of Vaughan Nelson, joined the company in 1994. From 1980-1994, she was Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher, a Chartered Financial
Analyst, received a B.A. from Vanderbilt University and has over 24 years of investment management and research experience.

ROBERT M. LEVY

Bob Levy has been the lead manager of the Harris Associates segment of Nvest Star Value Fund since February 28, 2000. Mr. Levy is a Partner and President and Chief Executive Officer of Harris Associates. Mr. Levy, a Chartered Financial Analyst, received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business, University of Pennsylvania and has 23 years of investment experience. Mr. Levy joined Harris Associates in 1985.

FLOYD J. BELLMAN

Floyd Bellman has assisted in managing the Harris Associates segment of Nvest Star Value Fund since February 28, 2000. Mr. Bellman is a Portfolio Manager and Vice President in charge of Harris Associates Investment Advisory Department. Mr. Bellman, a Chartered Financial Analyst, received a B.B.A. from the University of Wisconsin and has 19 years of investment experience. Mr. Bellman joined Harris Associates in 1995.

                               NVEST BALANCED FUND
                      (FORMERLY NEW ENGLAND BALANCED FUND)

                             NVEST STAR VALUE FUND
            (FORMERLY, NVEST VALUE FUND AND NEW ENGLAND VALUE FUND)

    Supplement dated February 28, 2000 to Nvest Stock Funds Class A, B and C Prospectus and Nvest Stock and Star Funds Class Y Prospectus each dated May 3,
                       1999 (as revised February 1, 2000)

NVEST BALANCED FUND

On February 25, 2000, the Board of Trustees (the "Board") of Nvest Funds Trust I (the "Trust") approved changes to the investment strategies for Nvest Balanced Fund (the "Fund") to add a growth-style component to the equity portfolio of the Fund. The Fund's current strategy to invest approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities remains unchanged. However, beginning March 1, 2000, the Fund will liquidate a portion of its existing value-based equity portfolio in order to purchase securities that are considered by the Fund's adviser to have growth characteristics. Thereafter, net cash flow determined to be invested in equity securities will be allocated on a daily basis equally to the growth component and the value component of the Fund's equity portfolio, unless Nvest Management, L.P. determines, subject to Board review, that a different allocation is necessary. Although it is expected that the allocation will be made equally, because the assets of each component of the equity portfolio will perform differently depending upon the investments held and changing market conditions, the assets attributable to one component may be larger or smaller than the other at various times.

Investment strategies and investment risks for the Fund's fixed-income portfolio and value component of the equity portfolio remain unchanged. Additions to these sections for the Fund's growth component are set forth below.

Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

* Large to mid-market  capitalization
* Superior  earnings growth  potential
* Leading  position  within  industry
* Undervalued  relative  to future  growth prospects

* Loomis Sayles selects stocks from a universe of approximately 500 companies, primarily those with a large to mid-market capitalization (currently in excess of $5 billion). It then uses fundamental analysis to identify companies with leading market positions. Valuation analysis follows to find undervalued companies with positive growth catalysts. Portfolio construction then balances opportunities with risks to produce a portfolio of about 50 stocks.

The Fund may also invest in Rule 144A securities and emerging market securities. Rule 144A securities may be more illiquid than other equity securities. Investments in emerging market securities may be subject to the risks of foreign securities to a greater extent than those in more developed markets.

GROWTH INVESTING: Growth stocks may react differently to issuer, political, market, and economic developments than other types of stocks and the market as a whole. Growth stocks tend to be more expensive relative to their underlying earnings or assets compared to other types of stocks and as a result, tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

The Loomis Sayles Large Cap Growth Team will be managing the growth component of the Fund's equity portfolio. Accordingly, in the section entitled "Meet the Fund's Portfolio Managers," the following text is added.

MARK B. BARIBEAU

Mark B. Baribeau has managed the growth component of the equity portion of Balanced Fund since March 2000. Mr. Baribeau, Vice President of Loomis Sayles, joined the company in 1989. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Baribeau, a Chartered Financial Analyst, received an M.A. from University of Maryland, a B.A. from University of Vermont and has 14 years of investment experience.

PAMELA N. CZEKANSKI

Pamela N. Czekanski has managed the growth component of the equity portion of Balanced Fund since March 2000. Ms. Czekanski, Vice President of Loomis Sayles, joined the company in 1995. She also serves as a portfolio manager of Loomis Sayles
                                                                   SP94-0300

Growth Fund. Ms. Czekanski, a Chartered Financial Analyst, received a B.A. from Middlebury College and has 16 years of investment experience.

RICHARD D. SKAGGS

Richard D. Skaggs has managed the growth component of the equity portion of Balanced Fund since March 2000. Mr. Skaggs, Vice President of Loomis Sayles, joined the company in 1994. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Skaggs, a Chartered Financial Analyst, received a M.S.M. and a B.S. from Oakland University and has 13 years of investment experience.

NVEST STAR VALUE FUND

Effective February 28, 2000, the name of Nvest Value Fund changed to "Nvest Star Value Fund" (the "Fund"). This change reflects the decision by the Fund's Board of Trustees (the "Trustees") of Nvest Funds Trust I (the "Trust") to adopt a multi-segment fund structure, also known as the "Star" concept.

Prior to February 28, 2000, Loomis, Sayles & Company, L.P. ("Loomis Sayles") acted as subadviser to the Fund under a subadvisory agreement dated August 30, 1996, as amended May 1, 1998 (the "Previous Subadvisory Agreement"). On February 25, 2000, the Trustees voted to terminate the Previous Subadvisory Agreement between Loomis Sayles and Nvest Funds Management, L.P., the Fund's adviser ("Nvest Management"), effective at the close of business on February 25, 2000. At the same time, the Trustees approved four new interim subadvisory agreements (the "Interim Agreements") relating to segments of the Fund between Nvest Management and each of Loomis Sayles, Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson"), Harris Associates L.P. ("Harris Associates") and Westpeak Investment Advisors, L.P. ("Westpeak"), respectively. The Interim Agreements are effective on February 28, 2000 and will continue for a period of 150 days or until shareholders of the Fund approve new subadvisory agreements between Nvest Management and each of Loomis Sayles, Vaughan Nelson, Harris Associates and Westpeak (the "Subadvisers"), whichever is less. Under the Interim Agreements, the Subadvisers to the segment's of the Fund succeed Loomis Sayles as subadviser to the Fund and are responsible for the day-to-day management of each respective Fund segments investment operations subject to the oversight of Nvest Management. A special shareholder meeting will be held in late April to vote on the approval of the four final subadvisory agreements each relating to a segment of the Fund between Nvest Management and Loomis Sayles, Vaughan Nelson, Harris Associates and Westpeak, respectively, which were also approved by the Trustees on February 25, 2000 (the "Final Subadvisory Agreements"). The Final Subadvisory Agreements would replace the Interim Agreements upon shareholder approval. A notice of special shareholder meeting and a proxy statement will be sent to shareholders in early March. In the event that the Fund's shareholders do not approve any of the Final Subadvisory Agreements, shareholders will be notified and the Trustees will consider alternative arrangements for the management of the Fund segment's investment portfolios.

The total investment advisory fee to be paid by the Fund remains the same. The changes between the Prior Subadvisory Agreement and the Interim and Final Subadvisory Agreements relate to the allocation of the total investment advisory fee between Nvest Management and a Subadviser. Whereas under the Previous Subadvisory Agreement, the Fund paid to Loomis Sayles, the Fund's sole subadviser, a subadvisory fee rate equal to the annual rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets, and 0.300% of the Fund's average daily net assets in excess of $500 million, under the respective Interim and Final Subadvisory Agreements, the Fund pays:

* to Loomis Sayles a subadvisory fee equal to the annual rate of 0.535% of the first $200 million of its Fund segment's average daily net assets, 0.350% of the next $300 million of its Fund segment's average daily net assets and 0.300% of its Fund segment's average daily net assets in excess of $500 million;

* to Vaughan Nelson a subadvisory fee equal to the annual rate of 0.500% of the first $25 million of its Fund segment's average daily net assets, 0.400% of the next $175 million of its Fund segment's average daily net assets, 0.325% of the next $300 million of its Fund segment's average daily net assets and 0.275% of its Fund segment's average daily net assets in excess of $500 million;

* to Harris Associates a subadvisory fee equal to the annual rate of 0.500% of the first $100 million of its Fund segment's average daily net assets and 0.450% of its Fund segment's average daily net assets in excess of $100 million; and

* to Westpeak a subadvisory fee equal to the annual rate of 0.50% of the first $25 million of its Fund segment's average daily net assets, 0.40% of the next $75 million of its Fund segment's average daily net assets, 0.35% of the next $100 million of its Fund segment's average daily net assets and 0.30% of its Fund segment's average daily net assets in excess of $200 million.

In connection with the transition to the multi-segment fund structure, it is expected that the Fund will incur higher custody and other related expenses. As a direct result, the Fund's expense ratio will increase by approximately 0.07% to 0.10%.

In connection with these changes, the section entitled "Investment Strategies" has been revised as follows to reflect the various strategies that may be used by the Subadvisers.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of mid-and large capitalization companies of various industries. The companies in which the Fund invests are value-oriented according to one or more of the following measures: price-to-earnings ratio, return-on-equity, dividend yield, price-to-book value ratio, or price-to-sales ratio. Nvest Management allocates capital invested in the Fund equally among Loomis Sayles, Vaughan Nelson, Harris Associates, and Westpeak (each a "Subadviser and collectively the "Subadvisers"). Each Subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in common stock of mid- and large capitalization companies of various industries, it may also:

* Hold securities of foreign issuers traded over the counter or on foreign exchanges, and

* Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

The section entitled "Investment Risks" is now entitled "Principal Investment Risks of the Star Value Fund" and has been changed as follows:

EQUITY  SECURITIES:  Subject to market risks. This means that you may lose money
on  your  investment  due  to  unpredictable   drops  in  value  or  periods  of
below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations; and may have higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

The  following   subsection   entitled  "Star  Value  Fund  More  On  Investment
Strategies" has been added to the end of the section called "Goals, Strategies & Risks":

LOOMIS SAYLES

In managing its segment of the Fund, Loomis Sayles will use fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have each of these attributes:

* Low  price-to-earnings  ratios  based on  earnings  estimates;
* Competitive return-on-equity;
* Competitive current and estimated dividend yield; and
* High five-year estimated earnings growth.

In selecting investments for its Fund segment, Loomis Sayles will employ the following strategy:

* It will start with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

* Stocks will then be ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

* Stocks that rank in the top third of the valuation model will become prime candidates for purchase and receive a more intensive fundamental research effort.

* Its segment's portfolio will be constructed by choosing approximately 60 to 70 stocks that Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

* The portfolio construction process will also attempt to minimize risk through careful evaluation of diversification and other risk factors.

* Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

VAUGHAN NELSON

In managing its segment of the Fund, Vaughan Nelson will use rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have each of these attributes:

* Low price-to-sales  relative to market;
* Low  price-to-earnings  relative to market;
* High yield relative to market;  and
* Low  price-to-book  relative to market.

In selecting investments for its segment of the Fund, Vaughan Nelson will employ the following strategy:

* It will use a value-driven investment philosophy that selects stocks selling at a relatively low value based on the four aforementioned criteria. It will select companies that Vaughan Nelson believes are out-of-favor or misunderstood.

* Vaughan Nelson will start with an investment universe of 5,000 securities. It will then use value-driven screens to create a research universe of 300 to 400 companies with market capitalizations of at least $2 billion.

* It will then use fundamental analysis to build a portfolio of 50 to 60 securities consisting of what it believes to be quality companies. This fundamental analysis will focus on the strength of a company's balance sheet, cash flow growth, dividend coverage and management.

* Vaughan Nelson will generally sell a stock when its relative valuation reverts to its historical average, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

HARRIS ASSOCIATES

The segment of the Fund managed by Harris Associates will invest primarily in common stock of mid- and large capitalization companies which Harris Associates believes are trading at a substantial discount to the companys true business value. Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stocks discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk.

In making investment decisions for constructing a concentrated portfolio, Harris Associates will generally employ the following:

* It will use a fundamental bottom-up investment approach, which means that it will focus on individual companies rather than macroeconomic factors or specific industries. Each company will be analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

* Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the companys management as well as the company's market position within its industry.

*    Investments  are   continuously   monitored  for  changes  in  a  company's
     fundamentals by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it sells for a price below 60% of its true business worth, and will generally sell a stock when it approaches 90% of its true business worth.

WESTPEAK

In managing its segment of the Fund, Westpeak will construct a portfolio of recognizable, large and mid capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, their focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio will emphasize the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Using proprietary quantitative research based on economic, market and company-specific information, Westpeak will analyze each stock and rank it based on characteristics such as:

* Earnings-to-price  ratios;
* Earnings  growth  rates;
* Positive  earnings surprises;
* Book-to-price ratios; and
* Dividend yield.

In selecting investments for its segment of the Fund, Westpeak will employ the following process:

* It will start with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and will eliminate stocks of companies below a $1.6 billion market capitalization threshold. This will create an overall universe of about 1,000 stocks.

* Next, it will screen these stocks using fundamental growth and value criteria and will calculate a "fundamental rank" for each stock. This rank will reflect a historical analysis of the company using approximately 70 growth, value and industry characteristics.

* All of the stocks will then be screened using Wall Street analysts' historical and projected earnings estimates for the company and each will be assigned an "expectations rank." This rank will account for the company's recent and historical earnings revisions and the potential for future "positive earnings surprises"(whether its business has the potential to improve in the near future).

* The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

* The final step is the use of computer technology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectations ranks and risk characteristics.

The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolios risk parameters.

The following descriptions revise existing text for a subadviser or is added to the subsections entitled "Subadvisers" in the Nvest Stock Funds Class A, B and C Prospectus and "Subadvisers of the Star Funds" in Nvest Stock and Star Funds Class Y Prospectus:

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to Nvest Balanced Fund, Nvest International Equity Fund and segments of Nvest Star Advisers Fund, Nvest Star Small Cap Fund and Nvest Star Value Fund. Founded in 1926, Loomis Sayles is one of Americas oldest investment advisory firms and had $68 billion in assets under management as of December 31, 1999. Loomis Sayles, a subsidiary of Nvest Companies, is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to Nvest Growth and Income Fund, Nvest Capital Growth Fund and a segment of the Nvest Star Value Fund. Westpeak is a subsidiary of Nvest
Companies. Founded in 1991, Westpeak has approximately $10 billion in assets under management as of December 31, 1999.

HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinios 60602, serves as subadviser to segments of Nvest Star Advisers, Nvest Star Worldwide, Nvest Star Small Cap and Nvest Star Value Funds. Harris Associates, a subsidiary of Nvest Companies, manages over $12.6 billion in assets as of December 31, 1999, and together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

VAUGHAN NELSON, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of Nvest Star Value Fund. Vaughan Nelson is a subsidiary of Nvest Companies. Originally incorporated in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 1999, Vaughan Nelson had approximately $4.4 billion in assets under management.

The following text has been revised in the subsection entitled "Meet the Funds Portfolio Managers" within the section entitled "Management Team":

GERALD H. SCRIVER

Gerald Scriver has managed Nvest Growth and Income Fund since May 1995, Nvest Capital Growth Fund since February 1998 and the Westpeak segment of Nvest Star Value Fund since February 28, 2000. Mr. Scriver founded Westpeak Investment Advisors in 1991 and is its President and Chief Executive Officer. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

LAURIANN KLOPPENBURG

Lauriann Kloppenburg has co-managed Nvest Star Value Fund since August 1998 and the Loomis Sayles segment of Nvest Star Value Fund since February 28, 2000. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A. from Wellesley College and has over 16 years of investment experience.

JEFFREY W. WARDLOW

Jeffrey Wardlow has co-managed Nvest Star Value Fund since August 1998, the equity portion of Nvest Balanced Fund since August 1998 and the Loomis Sayles segment of Nvest Star Value Fund since February 28, 2000. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst and Chartered Investment Counselor, received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

The following text has been added to the subsection entitled "Meet the Funds' Portfolio Managers":

JEAN MALO

Jean Malo has co-managed Nvest Equity Income Fund since June 1999 and the Vaughan Nelson segment of Nvest Star Value Fund since February 28, 2000. Mr. Malo is Principal and Chief Investment Officer of Vaughan Nelson joining the company in 1997. Previously, he was a Senior Vice President at Daniel Breen & Co., which was merged into Vaughan Nelson in 1997. Mr. Malo joined Daniel Breen & Co. in 1989. Mr. Malo, a Chartered Financial Analyst, received an M.B.A. from EESEC, Paris France and has 22 years of investment management and research experience.

MARGARET M. BUESCHER

Margaret Buescher has co-managed Nvest Equity Income Fund since June 1999 and the Vaughan Nelson segment of Nvest Star Value Fund since February 28, 2000. Ms. Buescher, Principal of Vaughan Nelson, joined the company in 1994. From 1980-1994, she was Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher, a Chartered Financial
Analyst, received a B.A. from Vanderbilt University and has over 24 years of investment management and research experience.

ROBERT M. LEVY

Bob Levy has been the lead manager of the Harris Associates segment of Nvest Star Value Fund since February 28, 2000. Mr. Levy is a Partner and President and Chief Executive Officer of Harris Associates. Mr. Levy, a Chartered Financial Analyst, received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business, University of Pennsylvania and has 23 years of investment experience. Mr. Levy joined Harris Associates in 1985.

FLOYD J. BELLMAN

Floyd Bellman has assisted in managing the Harris Associates segment of Nvest Star Value Fund since February 28, 2000. Mr. Bellman is a Portfolio Manager and Vice President in charge of Harris Associates Investment Advisory Department. Mr. Bellman, a Chartered Financial Analyst, received a B.B.A. from the University of Wisconsin and has 19 years of investment experience. Mr. Bellman joined Harris Associates in 1995.

                            NVEST STAR WORLDWIDE FUND
                   (FORMERLY NEW ENGLAND STAR WORLDWIDE FUND)

    Supplement Dated February 28, 2000 to Nvest Star Funds Class A, B, and C Prospectus and Nvest Stock and Star Funds Class Y Prospectus each dated May 3,
                       1999 (as revised February 1, 2000)

On February 25, 2000, the Board of Trustees of Nvest Funds Trust I (the "Trust") approved a new interim Subadvisory Agreement (the "Interim Agreement") relating to Nvest Star Worldwide Fund (the "Fund") between Nvest Funds Management, L.P. ("Nvest Management"), the Fund's adviser, and Loomis, Sayles & Company, L.P. ("Loomis Sayles"). The Interim Agreement is effective as of February 28, 2000, and will continue to be in effect for a period of 150 days or until shareholders of the Fund approve a new Subadvisory Agreement between Nvest Management and Loomis Sayles, whichever occurs first. Under the Interim Agreement, Loomis Sayles succeeds Janus Capital Corporation, ("Janus") as the subadviser of the segment of the Fund previously managed by Janus (the "Segment") and is responsible for day-to-day management of the Segment's investment operations under the oversight of Nvest Management. A special shareholder meeting will be held in April to vote on the approval of a second, final Subadvisory Agreement for the Fund between Nvest Management and Loomis Sayles, which was also approved by the Board of Trustees of the Trust on February 25, 2000 (the "Final Subadvisory Agreement"). The Final Subadvisory Agreement would replace the
Interim Agreement. A notice of the special shareholder meeting and a proxy statement will be sent to shareholders in early March. In the event that the Fund's shareholders do not approve the Final Subadvisory Agreement between Nvest Management and Loomis Sayles at the special shareholder meeting, shareholders will be notified and the Board of Trustees will consider alternative arrangements for the management of the Segment's investment portfolio.

The annual subadvisory fee rates payable to Loomis Sayles under the Interim Agreement and the Final Subadvisory Agreement are identical to those previously paid to Janus to manage the Segment, which are 0.65% of the first $50 million of the Segment's average daily net assets, 0.60% of such assets between $50 million and $100 million and 0.55% of such assets in excess of $100 million.

In conjunction with Loomis Sayles becoming a subadviser to the Fund, the Fund's Board of Trustees approved amendments to the Segment's investment strategies, which will be effective at the close of business on February 25, 2000. Accordingly, the subsection entitled "Janus" within the section entitled "Star Worldwide Fund - More on Investment Strategies" page of the Prospectuses are revised as of such date by replacing such subsection with the text set forth below.

LOOMIS SAYLES

The segment of the Star Worldwide Fund managed by Loomis Sayles will invest at least 65% of its assets in equity securities of companies headquartered outside of the United States. The segment will hold securities from at least 3 different countries including those within emerging markets. The segment will focus on securities with large market capitalization but may invest in securities with any size capitalization. The securities selected by Loomis Sayles for the segment typically have the following characteristics:

* strong,  competitive  position in a particular  industry
* strong distribution channels
* strong pricing power
* improving business or financial fundamentals

In making investment  decisions,  Loomis Sayles employs the following methods:

* Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio.

*    It  looks  for  growth-oriented   stocks  of  well-managed  companies  that
     typically have the characteristics listed above.

* In addition to its bottom-up approach to security selection, an overlay of country and industry macro- economic data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk.

The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas.

* Loomis Sayles will sell a position when the fundamental outlook is deteriorating or when other more favorable opportunities arise. SP92-0200

In the section entitled "Meet the Funds' Investment Adviser and Subadvisers," the first sentence of the text entitled "Janus" under the heading "Subadvisers" is revised to read as follows:

Janus Capital, located at 100 Fillmore Street, Denver, Colorado 80206, serves as subadviser to a segment of the Star Advisers Fund. In this same section, the first sentence of the text entitled "Loomis Sayles" is revised to read as follows:

Loomis Sayles, located at One Financial Center, Boston, Massachusetts, 02111, serves as subadviser to a segment of the Star Advisers Fund, Star Small Cap Fund and Star Worldwide Fund.

In the section entitled "Meet the Funds' Portfolio Managers," the biographical information on Helen Young Hayes and Laurence Chang under the heading "Star Advisers Fund" is replaced with the following:

ALEXANDER MUROMCEW

Alexander Muromcew has served as co-portfolio manager for the Loomis Sayles segment of Nvest Star Worldwide Fund since February 28, 2000. He is also a co-portfolio manager for Nvest International Equity Fund, Loomis Sayles
International Equity Fund, Loomis Sayles Emerging Markets Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received a M.B.A. from Stanford University and his B.A. from Dartmouth College.

JOHN TRIBOLET

John Tribolet has served as co-portfolio manager for the Loomis Sayles segment of Nvest Star Worldwide Fund since February 28, 2000. He is also a co-portfolio manager for Nvest International Equity Fund, Loomis Sayles International Equity Fund, Loomis Sayles Emerging Markets Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time M.B.A. student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University.

ESWAR MENON

Eswar Menon has served as co-portfolio manager for the Loomis Sayles segment of Nvest Star Worldwide Fund since February 28, 2000. He is also a co-portfolio manager for Nvest International Equity Fund, Loomis Sayles International Equity Fund, Loomis Sayles Emerging Markets Fund and the International Equities sector of Loomis Sayles Worldwide Fund. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital
Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received a M.B.A. from the University of Chicago and a M.S. from the University of California. He received his B.S. from Indian Institute of Technology, Madras, India.